UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-22277

American Funds Money Market Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: September 30, 2011

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Money Market Fund®

[photo of a glass jar filled with peaches]

Annual report for the year ended September 30, 2011

American Funds Money Market Fund seeks to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

This fund is one of the 33 American Funds. American Funds is one of the nation’s largest mutual fund families. For 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for the period ended September 30, 2011:

			Lifetime
	1 year	5 years	(since 5/1/2009)
Class A shares	0.00%	—	0.00%

The total annual fund operating expense ratio was 0.39% for Class A shares as of the most recent fiscal year-end.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Although the fund has 12b-1 plans for some share classes, the fund is currently suspending certain 12b-1 payments in this low interest rate environment. Should payments commence, the fund’s investment results will be negatively affected. The fund’s investment adviser has reimbursed certain expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time, subject to any restrictions in the fund’s prospectus. Fund results shown reflect the reimbursements. See the fund’s prospectus or the Financial Highlights table on pages 14 and 15 for details.

The fund’s annualized seven-day yield for Class A shares as of October 31, 2011, calculated in accordance with the U.S. Securities and Exchange Commission formula, was 0.00% (–0.33% without the reimbursement). The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

The return of principal for money market funds is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying holdings in the fund. Money market issuer ratings, which typically range from A-1/P-1 (highest) to A-3/P-3 (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

In this report

Contents

1	Letter to investors

2	Investment portfolio

6	Financial statements

19	Board of trustees and other officers

Fellow investors:

We welcome the opportunity to present you with the annual report for American Funds Money Market Fund. During the fiscal year ended September 30, 2011, the fund maintained a net asset value of $1.00 per share. Its annualized seven-day SEC yield as of that date was 0.00%.

The economy

A number of issues weighed heavily over the period. Persistent unemployment, a soaring budget deficit, Standard & Poor’s downgrade of the U.S. government’s credit rating and Europe’s ongoing debt crisis hindered an already sluggish economy.

Second quarter 2011 real gross domestic product (GDP) growth increased at an annual rate of 1.3%, and third quarter growth was estimated at 2.5% — well below the rate needed to bring the unemployment figures down. Unemployment remained stubbornly high at 9.1% at month-end. Inflation was moderate, with the Consumer Price Index, a key measure of inflation, increasing slightly to 3.9% over the 12 months ended September 30.

Interest rates

Short-term interest rates, in particular, remained near historic lows. The Federal Reserve maintained its target federal funds rate (the rate banks charge each other for overnight loans) at 0.00% to 0.25%. In addition, the central bank indicated that this rate was likely to remain exceptionally low at least through mid-2013. The Fed also implemented “Operation Twist” in September, simultaneously selling short-term U.S. Treasuries while buying long-term Treasuries in an attempt to lower longer term interest rates and improve financial conditions.

The fund’s objective and portfolio

In times of low interest rates, it’s helpful to keep in mind that while income and appreciation may not be at the forefront, money market funds offer investors a way to preserve their principal. American Funds Money Market Fund is carefully managed to provide stability and liquidity. As such, it can be an important component of a diversified investment portfolio.

A look at the fund’s portfolio (beginning on page 2) illustrates its conservative nature. It consists entirely of short-term investments — generally, those with maturity dates of one year or less. At the end of the reporting period, the fund’s weighted average maturity was 49 days. The largest segment of the portfolio (63.5%) is federal agency discount notes, which are supported or backed by the federal government. Treasuries follow at 25.2%. The remainder is represented by high-quality commercial paper (8.4%) and other discount notes (3.0%).

Thank you for making American Funds Money Market Fund part of your investment portfolio. We appreciate the confidence you have placed in us and look forward to reporting to you again in six months’ time.

Cordially,

/s/ Paul G. Haaga, Jr.

Paul G. Haaga, Jr.
Vice Chairman of the Board

/s/ Kristine M. Nishiyama

Kristine M. Nishiyama
President

November 10, 2011

For current information about the fund, visit americanfunds.com.

Your fund’s annualized seven-day SEC yield as of September 30, 2011*

American Funds Money Market Fund
(reflecting a fee reimbursement, –0.31% without the reimbursement)	0.00%

*The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does its 30-day yield or total return.

Investment portfolio
September 30, 2011

[begin pie chart]
Percent of net assets
Federal agency discount notes	63.5%
U.S. Treasuries	25.2
Commercial paper	8.4
Discount notes	3.0
Other assets less liabilities	(0.1)
100.0%
[end pie chart]

		Principal
	Yield at	amount	Value
Short-term securities - 100.09%	acquisition	(000)	(000)

Federal agency discount notes - 63.47%
Fannie Mae
10/3/2011	0.03%	$104,000	$104,000
10/7/2011	0.03	100,000	99,999
10/11/2011	0.03	52,200	52,199
10/12/2011	0.11	199,776	199,774
10/17/2011	0.08	173,600	173,598
10/19/2011	0.05	88,030	88,029
10/24/2011	0.15	52,200	52,199
10/26/2011	0.10	434,157	434,146
11/2/2011	0.09	346,143	346,130
11/7/2011	0.03	379,215	379,200
11/9/2011	0.12	50,000	49,998
11/14/2011	0.11	50,000	49,999
11/16/2011	0.05	329,167	329,157
11/22/2011	0.03	93,500	93,498
11/23/2011	0.11	169,500	169,494
12/1/2011	0.13	100,000	99,997
12/2/2011	0.04	275,000	274,989
12/5/2011	0.04	70,000	69,997
12/7/2011	0.11	175,997	175,990
12/12/2011	0.07	255,500	255,487
12/19/2011	0.08	250,000	249,985
12/21/2011	0.07	330,927	330,907
1/4/2012	0.17	40,500	40,496
1/9/2012	0.14	54,950	54,945
1/11/2012	0.10	113,800	113,789
2/1/2012	0.06	32,741	32,736
5/1/2012	0.17	50,000	49,978
Freddie Mac
10/4/2011	0.01	12,500	12,500
10/5/2011	0.16	20,000	20,000
10/6/2011	0.10	50,000	50,000
10/7/2011	0.06	36,950	36,950
10/11/2011	0.04	141,733	141,731
10/12/2011	0.04	135,132	135,130
10/13/2011	0.03	45,000	44,999
10/17/2011	0.14	100,000	99,999
10/24/2011	0.10	145,200	145,198
10/25/2011	0.03	130,000	129,997
10/31/2011	0.03	83,945	83,943
11/2/2011	0.06	50,970	50,968
11/4/2011	0.01	100,000	99,996
11/7/2011	0.06	151,200	151,193
11/9/2011	0.07	200,000	199,992
11/14/2011	0.06	225,375	225,368
11/15/2011	0.15	148,700	148,697
11/18/2011	0.03	200,000	199,994
11/21/2011	0.04	270,000	269,993
11/22/2011	0.07	139,200	139,196
11/28/2011	0.03	137,300	137,293
11/30/2011	0.04	8,300	8,300
12/5/2011	0.07	220,700	220,691
12/6/2011	0.03	150,000	149,994
12/9/2011	0.05	276,400	276,386
12/12/2011	0.04	89,638	89,634
12/14/2011	0.02	100,000	99,995
12/15/2011	0.01	15,480	15,479
12/19/2011	0.03	175,000	174,989
12/20/2011	0.04	178,485	178,474
12/27/2011	0.03	140,145	140,135
1/3/2012	0.09	75,000	74,994
1/12/2012	0.12	34,800	34,797
1/17/2012	0.11	125,000	124,985
1/24/2012	0.05	44,100	44,094
1/30/2012	0.18	50,000	49,992
2/7/2012	0.06	107,529	107,511
4/24/2012	0.15	50,000	49,979
Federal Home Loan Bank
10/5/2011	0.02	355,300	355,299
10/6/2011	0.04	200,000	199,999
10/7/2011	0.04	446,685	446,682
10/12/2011	0.04	343,589	343,585
10/14/2011	0.08	341,700	341,692
10/18/2011	0.01	14,000	14,000
10/19/2011	0.03	99,700	99,698
10/21/2011	0.04	161,550	161,547
10/24/2011	0.04	13,000	13,000
10/26/2011	0.04	269,900	269,893
11/2/2011	0.02	150,000	149,994
11/14/2011	0.05	133,800	133,796
11/16/2011	0.03	98,600	98,596
11/18/2011	0.04	75,000	74,998
11/25/2011	0.10	50,000	49,998
11/30/2011	0.01	181,000	180,989
12/7/2011	0.04	100,000	99,988
12/9/2011	0.03	290,000	289,986
12/14/2011	0.04	179,000	178,991
12/16/2011	0.04	54,234	54,231
12/21/2011	0.02	98,000	97,994
12/28/2011	0.07	193,100	193,086
1/18/2012	0.04	19,200	19,198
1/19/2012	0.04	125,000	124,985
1/23/2012	0.04	50,000	49,994
Federal Farm Credit Banks
10/4/2011	0.01	50,000	50,000
10/5/2011	0.25	50,000	50,000
10/6/2011	0.01	100,000	100,000
10/20/2011	0.01	10,000	10,000
10/21/2011	0.25	50,000	49,999
10/24/2011	0.02	35,000	35,000
11/16/2011	0.01	10,000	10,000
11/22/2011	0.01	10,000	10,000
11/23/2011	0.28	25,000	24,999
1/30/2012	0.13	25,000	24,996
Tennessee Valley Authority
10/20/2011	0.01	300,000	299,998
Total federal agency discount notes			13,441,493

U.S. Treasuries - 25.23%
U.S. Treasury Bills
10/13/2011	0.07	615,100	615,093
10/20/2011	0.05	450,000	449,997
10/27/2011	0.06	360,000	360,000
11/3/2011	0.09	650,000	649,996
11/10/2011	0.06	650,000	649,996
11/17/2011	0.04	250,000	249,998
11/25/2011	0.06	320,000	320,000
12/1/2011	0.03	450,000	449,995
12/8/2011	0.05	475,000	474,981
12/22/2011	0.04	300,000	299,991
12/29/2011	0.03	200,000	199,994
1/19/2012	0.07	175,000	174,988
2/9/2012	0.06	150,000	149,987
2/16/2012	0.07	150,000	149,985
2/23/2012	0.05	50,000	49,996
3/1/2012	0.04	100,000	99,984
Total U.S. Treasuries			5,344,981

Commercial paper - 8.39%
Québec (Province of) (1)
11/15/2011	0.08	48,000	47,985
11/17/2011	0.08	24,500	24,492
11/21/2011	0.10	85,000	84,968
11/23/2011	0.08	34,200	34,186
1/17/2012	0.11	125,550	125,429
Export Development Canada
10/6/2011	0.05	60,000	60,000
10/12/2011	0.04	30,000	30,000
10/17/2011	0.04	50,000	49,999
10/25/2011	0.04	75,000	74,998
11/15/2011	0.03	48,000	47,998
11/29/2011	0.03	50,000	49,993
Province of Ontario
10/4/2011	0.07	50,000	50,000
11/23/2011	0.09	50,000	49,980
11/30/2011	0.06	50,000	49,978
12/9/2011	0.10	50,000	49,973
12/13/2011	0.10	75,000	74,957
Straight-A Funding LLC (1)
10/18/2011	0.14	50,000	49,996
10/24/2011	0.11	30,000	29,998
10/25/2011	0.14	22,200	22,198
10/25/2011	0.13	26,244	26,242
11/8/2011	0.16	43,300	43,292
11/17/2011	0.19	40,029	40,025
12/22/2011	0.19	55,269	55,244
KfW (1)
10/6/2011	0.13	50,000	49,999
10/14/2011	0.15	75,000	74,996
10/20/2011	0.13	17,100	17,099
12/22/2011	0.20	25,000	24,994
European Investment Bank
10/28/2011	0.06	100,000	99,995
11/29/2011	0.08	50,000	49,978
Denmark (Kingdom of)
10/14/2011	0.06	75,000	74,998
11/8/2011	0.05	50,000	49,997
Canadian Wheat Board
10/26/2011	0.05	30,000	29,995
11/2/2011	0.06	20,000	19,996
11/8/2011	0.03	25,000	24,999
11/18/2011	0.05	18,525	18,519
11/23/2011	0.05	20,000	19,992
Kells Funding, LLC (1)
10/18/2011	0.22	50,000	49,994
Total commercial paper			1,777,482

Discount notes - 3.00%
International Bank for Reconstruction and Development
10/3/2011	0.07	200,000	199,999
10/14/2011	0.01	50,000	50,000
11/17/2011	0.09	24,345	24,344
11/18/2011	0.01	200,000	199,996
11/21/2011	0.03	126,000	125,995
12/19/2011	0.04	36,100	36,098
Total discount notes			636,432

Total investment securities (cost: $21,199,705,000)			21,200,388
Other assets less liabilities			(19,485)

Net assets			$21,180,903

1 Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $801,137,000, which represented 3.78% of the net assets of the fund.

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at September 30, 2011	(dollars in thousands)

Assets:
Investment securities, at value (cost: $21,199,705)		$21,200,388
Cash		10,029
Receivables for sales of fund's shares		59,001
		21,269,418
Liabilities:
Payables for:
Repurchases of fund's shares	$85,044
Services provided by related parties	2,553
Trustees' deferred compensation	239
Other	679	88,515
Net assets at September 30, 2011		$21,180,903

Net assets consist of:
Capital paid in on shares of beneficial interest		$21,180,270
Accumulated net realized loss		(50)
Net unrealized appreciation		683
Net assets at September 30, 2011		$21,180,903

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (21,180,011 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$15,502,700	15,502,047	$1.00
Class B	273,701	273,689	1.00
Class C	519,458	519,437	1.00
Class F-1	75,295	75,292	1.00
Class F-2	9,986	9,986	1.00
Class 529-A	710,914	710,884	1.00
Class 529-B	34,421	34,419	1.00
Class 529-C	151,748	151,742	1.00
Class 529-E	40,264	40,263	1.00
Class 529-F-1	42,490	42,488	1.00
Class R-1	75,188	75,185	1.00
Class R-2	1,368,277	1,368,219	1.00
Class R-3	1,206,995	1,206,944	1.00
Class R-4	729,386	729,355	1.00
Class R-5	355,821	355,806	1.00
Class R-6	84,259	84,255	1.00

See Notes to Financial Statements

Statement of operations
for the year ended September 30, 2011	(dollars in thousands)

Investment income:
Income:
Interest		$26,488

Fees and expenses*:
Investment advisory services	$52,848
Distribution services	2,559
Transfer agent services	14,435
Administrative services	11,890
Reports to shareholders	623
Registration statement and prospectus	935
Trustees' compensation	166
Auditing and legal	44
Custodian	112
State and local taxes	72
Other	1,318
Total fees and expenses before reimbursements	85,002
Less reimbursements of fees and expenses	58,514
Total fees and expenses after reimbursements		26,488
Net investment income		-

Net realized loss and unrealized depreciation
on investments:
Net realized loss on investments		(50)
Net unrealized depreciation on investments		(140)
Net realized loss and unrealized depreciation
on investments		(190)
Net decrease in net assets resulting
from operations		$(190)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Year ended September 30
	2011	2010
Operations:
Net investment income	$-	$-
Net realized loss on investments	(50)	-
Net unrealized depreciation on investments	(140)	(1,221)
Net decrease in net assets resulting from operations	(190)	(1,221)

Dividends paid or accrued to shareholders from net investment income	-	-

Net capital share transactions	53,369	(4,677,408)

Total increase (decrease) in net assets	53,179	(4,678,629)

Net assets:
Beginning of year	21,127,724	25,806,353
End of year	$21,180,903	$21,127,724

See Notes to Financial Statements

Notes to financial statements

1.	Organization

American Funds Money Market Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	None	None	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders – Dividends paid to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

3.	Valuation

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. The fund values its shares in accordance with Securities and Exchange Commission ("SEC") rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At September 30, 2011, all of the fund’s investment securities were classified as Level 2.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in money market securities – The value and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low Interest rate environment – During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the U.S.  – Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social or economic developments in the country or region in which the issuer operates.

Management – The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2011, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2009, the year the fund commenced operations.

Distributions – Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. As of September 30, 2011, there were no material differences between book and tax reporting. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

As of September 30, 2011, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Post-October capital loss deferrals (realized during the period November 1, 2010, through September 30, 2011)*	(50)
Gross unrealized appreciation on investment securities	$950
Gross unrealized depreciation on investment securities	(267)
Net unrealized appreciation on investment securities	683
Cost of investment securities	21,199,705

*These deferrals are considered incurred in the subsequent year.

6.	Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.295% on the first $1 billion of daily net assets and decreasing to 0.256% on such assets in excess of $34 billion. For the year ended September 30, 2011, the investment advisory services fee was $52,848,000, which was equivalent to an annualized rate of 0.269% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class 529-A	0.15	0.50
Classes B and 529-B	0.90	0.90
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC as described below.

Administrative services – The fund has an administrative services agreement with CRMC for all share classes, except Classes A and B, to provide certain services, including transfer agent and recordkeeping services; coordinating, monitoring, assisting and overseeing third-party service providers; and educating advisers and shareholders about the impact of market-related events, tax laws affecting investments, retirement plan restrictions, exchange limitations and other related matters. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended September 30, 2011, were as follows (dollars in thousands):

			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$-	$14,174	Not applicable	Not applicable	Not applicable
Class B	2,189	261	Not applicable	Not applicable	Not applicable
Class C	-	Included in administrative services	$477	$107	Not applicable
Class F-1	91		50	1	Not applicable
Class F-2	Not applicable		9	-	Not applicable
Class 529-A	-		683	162	$666
Class 529-B	279		38	11	37
Class 529-C	-		146	40	142
Class 529-E	-		39	9	39
Class 529-F-1	-		37	8	36
Class R-1	-		96	26	Not applicable
Class R-2	-		1,950	3,031	Not applicable
Class R-3	-		1,668	953	Not applicable
Class R-4	-		1,019	49	Not applicable
Class R-5	Not applicable		317	8	Not applicable
Class R-6	Not applicable		33	3	Not applicable
Total	$2,559	$14,435	$6,562	$4,408	$920

Reimbursements of fees and expenses – Due to lower short-term interest rates, CRMC reimbursed a portion of the fund’s fees and expenses. For the year ended September 30, 2011, the total fees reimbursed by CRMC were as follows:

Share class	(dollars in thousands)
Class A	$36,159
Class B	2,886
Class C	1,218
Class F-1	203
Class F-2	25
Class 529-A	2,539
Class 529-B	422
Class 529-C	538
Class 529-E	145
Class 529-F-1	136
Class R-1	214
Class R-2	6,886
Class R-3	4,160
Class R-4	2,040
Class R-5	804
Class R-6	139
Total	$58,514

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation, shown on the accompanying financial statements, includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales(*)		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares
Year ended September 30, 2011
Class A	$19,715,404	19,715,404	$(19,824,872)	(19,824,872)	$(109,468)	(109,468)
Class B	189,949	189,949	(288,266)	(288,266)	(98,317)	(98,317)
Class C	576,235	576,235	(511,461)	(511,461)	64,774	64,774
Class F-1	120,865	120,865	(80,283)	(80,283)	40,582	40,582
Class F-2	23,022	23,022	(23,832)	(23,832)	(810)	(810)
Class 529-A	406,441	406,441	(353,351)	(353,351)	53,090	53,090
Class 529-B	17,922	17,922	(26,153)	(26,153)	(8,231)	(8,231)
Class 529-C	88,335	88,335	(79,589)	(79,589)	8,746	8,746
Class 529-E	22,486	22,486	(20,711)	(20,711)	1,775	1,775
Class 529-F-1	30,945	30,945	(20,145)	(20,145)	10,800	10,800
Class R-1	86,685	86,685	(87,000)	(87,000)	(315)	(315)
Class R-2	1,127,345	1,127,345	(1,142,004)	(1,142,004)	(14,659)	(14,659)
Class R-3	1,167,770	1,167,770	(1,130,691)	(1,130,691)	37,079	37,079
Class R-4	710,078	710,078	(700,097)	(700,097)	9,981	9,981
Class R-5	353,742	353,742	(341,232)	(341,232)	12,510	12,510
Class R-6	137,473	137,473	(91,641)	(91,641)	45,832	45,832
Total net increase (decrease)	$24,774,697	24,774,697	$(24,721,328)	(24,721,328)	$53,369	53,369

Year ended September 30, 2010
Class A	$18,258,836	18,258,836	$(22,216,445)	(22,216,445)	$(3,957,609)	(3,957,609)
Class B	197,577	197,577	(451,447)	(451,447)	(253,870)	(253,870)
Class C	431,573	431,573	(615,330)	(615,330)	(183,757)	(183,757)
Class F-1	86,450	86,450	(107,944)	(107,944)	(21,494)	(21,494)
Class F-2	260,228	260,228	(385,837)	(385,837)	(125,609)	(125,609)
Class 529-A	361,732	361,732	(379,806)	(379,806)	(18,074)	(18,074)
Class 529-B	20,963	20,963	(33,902)	(33,902)	(12,939)	(12,939)
Class 529-C	80,108	80,108	(89,720)	(89,720)	(9,612)	(9,612)
Class 529-E	20,462	20,462	(21,147)	(21,147)	(685)	(685)
Class 529-F-1	23,664	23,664	(25,897)	(25,897)	(2,233)	(2,233)
Class R-1	100,796	100,796	(108,920)	(108,920)	(8,124)	(8,124)
Class R-2	1,194,920	1,194,920	(1,234,094)	(1,234,094)	(39,174)	(39,174)
Class R-3	1,157,307	1,157,307	(1,207,265)	(1,207,265)	(49,958)	(49,958)
Class R-4	728,919	728,919	(742,401)	(742,401)	(13,482)	(13,482)
Class R-5	306,643	306,643	(310,360)	(310,360)	(3,717)	(3,717)
Class R-6	93,096	93,096	(70,167)	(70,167)	22,929	22,929
Total net increase (decrease)	$23,323,274	23,323,274	$(28,000,682)	(28,000,682)	$(4,677,408)	(4,677,408)

* Includes exchanges between share classes of the fund.

Financial highlights(1)

	Net asset value, beginning of period	Net investment income(2)	Dividends ( from net investment income)	Net asset value, end of period	Total return(3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before r eimbursements	Ratio of expenses to average net assets after reimbursements(4)	Ratio of net income to average net assets(4)
Class A:
Year ended 9/30/2011	$1.00	$-	$-	$1.00	.00%	$15,503	.39%	.13%	-%
Year ended 9/30/2010	1.00	-	-	1.00	.00	15,612	.39	.17	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	19,571	.19	.08	-
Class B:
Year ended 9/30/2011	1.00	-	-	1.00	.00	274	1.13	.14	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	372	1.13	.16	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	626	.49	.08	-
Class C:
Year ended 9/30/2011	1.00	-	-	1.00	.00	520	.43	.13	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	455	.42	.17	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	638	.22	.08	-
Class F-1:
Year ended 9/30/2011	1.00	-	-	1.00	.00	75	.66	.12	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	35	.69	.17	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	56	.32	.08	-
Class F-2:
Year ended 9/30/2011	1.00	-	-	1.00	.00	10	.37	.14	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	11	.32	.15	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	136	.20	.08	-
Class 529-A:
Year ended 9/30/2011	1.00	-	-	1.00	.00	711	.51	.13	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	658	.51	.17	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	676	.25	.08	-
Class 529-B:
Year ended 9/30/2011	1.00	-	-	1.00	.00	34	1.27	.14	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	43	1.27	.16	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	56	.56	.08	-
Class 529-C:
Year ended 9/30/2011	1.00	-	-	1.00	.00	152	.51	.13	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	143	.51	.17	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	153	.25	.08	-
Class 529-E:
Year ended 9/30/2011	1.00	-	-	1.00	.00	40	.51	.13	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	38	.51	.17	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	39	.25	.08	-

Class 529-F-1:
Year ended 9/30/2011	$1.00	$-	$-	$1.00	.00%	$43	.51%	.13%	-%
Year ended 9/30/2010	1.00	-	-	1.00	.00	32	.51	.17	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	34	.25	.08	-
Class R-1:
Year ended 9/30/2011	1.00	-	-	1.00	.00	75	.43	.14	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	76	.45	.17	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	84	.21	.08	-
Class R-2:
Year ended 9/30/2011	1.00	-	-	1.00	.00	1,368	.66	.14	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	1,383	.66	.17	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	1,422	.33	.08	-
Class R-3:
Year ended 9/30/2011	1.00	-	-	1.00	.00	1,207	.50	.13	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	1,170	.52	.17	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	1,220	.24	.08	-
Class R-4:
Year ended 9/30/2011	1.00	-	-	1.00	.00	729	.43	.13	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	719	.44	.17	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	733	.21	.08	-
Class R-5:
Year ended 9/30/2011	1.00	-	-	1.00	.00	356	.38	.13	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	343	.38	.17	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	347	.19	.08	-
Class R-6:
Year ended 9/30/2011	1.00	-	-	1.00	.00	84	.34	.13	-
Year ended 9/30/2010	1.00	-	-	1.00	.00	38	.34	.17	-
Period from 5/1/2009 to 9/30/2009	1.00	-	-	1.00	.00	15	.18	.08	-

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed a portion of the fees and expenses of each share class due to lower short-term interest rates.

See Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of American Funds Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of American Funds Money Market Fund (the "Fund") at September 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
November 10, 2011

Expense example
                                                                                                                                                   unaudited

As a shareholder of the fund, you incur certain ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Certain share classes also incur transaction costs such as contingent deferred sales charges (loads) on redemptions.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (April 1, 2011, through September 30, 2011).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4/1/2011	Ending account value 9/30/2011	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,000.00	$0.45	.09%
Class A -- assumed 5% return	1,000.00	1,024.62	0.46	.09
Class B -- actual return	1,000.00	1,000.00	0.45	.09
Class B -- assumed 5% return	1,000.00	1,024.62	0.46	.09
Class C -- actual return	1,000.00	1,000.00	0.45	.09
Class C -- assumed 5% return	1,000.00	1,024.62	0.46	.09
Class F-1 -- actual return	1,000.00	1,000.00	0.45	.09
Class F-1 -- assumed 5% return	1,000.00	1,024.62	0.46	.09
Class F-2 -- actual return	1,000.00	1,000.00	0.50	.10
Class F-2 -- assumed 5% return	1,000.00	1,024.57	0.51	.10
Class 529-A -- actual return	1,000.00	1,000.00	0.45	.09
Class 529-A -- assumed 5% return	1,000.00	1,024.62	0.46	.09
Class 529-B -- actual return	1,000.00	1,000.00	0.50	.10
Class 529-B -- assumed 5% return	1,000.00	1,024.57	0.51	.10
Class 529-C -- actual return	1,000.00	1,000.00	0.45	.09
Class 529-C -- assumed 5% return	1,000.00	1,024.62	0.46	.09
Class 529-E -- actual return	1,000.00	1,000.00	0.45	.09
Class 529-E -- assumed 5% return	1,000.00	1,024.62	0.46	.09
Class 529-F-1 -- actual return	1,000.00	1,000.00	0.45	.09
Class 529-F-1 -- assumed 5% return	1,000.00	1,024.62	0.46	.09
Class R-1 -- actual return	1,000.00	1,000.00	0.45	.09
Class R-1 -- assumed 5% return	1,000.00	1,024.62	0.46	.09
Class R-2 -- actual return	1,000.00	1,000.00	0.45	.09
Class R-2 -- assumed 5% return	1,000.00	1,024.62	0.46	.09
Class R-3 -- actual return	1,000.00	1,000.00	0.45	.09
Class R-3 -- assumed 5% return	1,000.00	1,024.62	0.46	.09
Class R-4 -- actual return	1,000.00	1,000.00	0.45	.09
Class R-4 -- assumed 5% return	1,000.00	1,024.62	0.46	.09
Class R-5 -- actual return	1,000.00	1,000.00	0.45	.09
Class R-5 -- assumed 5% return	1,000.00	1,024.62	0.46	.09
Class R-6 -- actual return	1,000.00	1,000.00	0.45	.09
Class R-6 -- assumed 5% return	1,000.00	1,024.62	0.46	.09

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Board of trustees and other officers

“Independent” trustees1
	Year first
	elected a
	trustee of
Name and age	the fund2	Principal occupation(s) during past five years

Lee A. Ault III, 75	2010	Private investor and corporate director; former
		Chairman of the Board, In-Q-Tel, Inc. (technology
		venture company)

William H. Baribault, 66	2010	Chairman of the Board and CEO, Oakwood
		Enterprises (private investment and consulting)

James G. Ellis, 64	2009	Dean and Professor of Marketing, Marshall School of
		Business, University of Southern California

Martin Fenton, 76	2009	Chairman of the Board, Senior Resource
Chairman of the Board		Group LLC (development and management
(Independent and		of senior living communities)
Non-Executive)

Leonard R. Fuller, 65	2009	President and CEO, Fuller Consulting (financial
		management consulting firm)

W. Scott Hedrick, 66	2010	Founding General Partner, InterWest Partners
		(venture capital firm)

R. Clark Hooper, 65	2009	Private investor; former President, Dumbarton Group
		LLC (securities industry consulting)

Merit E. Janow, 53	2010	Professor, Columbia University, School of
		International and Public Affairs; former Member,
		World Trade Organization Appellate Body

Laurel B. Mitchell, Ph.D., 56	2009	Clinical Professor and Director, Accounting Program,
		University of Redlands

Frank M. Sanchez, 68	2009	Principal, The Sanchez Family Corporation dba
		McDonald’s Restaurants (McDonald’s licensee)

Margaret Spellings, 54	2009	President and CEO, Margaret Spellings & Company;
		President, U.S. Forum for Policy Innovation and
		Senior Advisor to the President and CEO, U.S.
		Chamber of Commerce; former United States
		Secretary of Education, United States Department of
		Education — Federal Government Agency

Steadman Upham, Ph.D., 62	2009	President and Professor of Anthropology,
		The University of Tulsa

“Independent” trustees1
	Number of
	portfolios
	in fund
	complex3
	overseen by
Name and age	trustee	Other directorships4 held by trustee

Lee A. Ault III, 75	42	Anworth Mortgage Asset Corporation

William H. Baribault, 66	42	None

James G. Ellis, 64	46	Quiksilver, Inc.

Martin Fenton, 76	42	Capital Private Client Services Funds; Capital
Chairman of the Board		Emerging Markets Total Opportunities Fund
(Independent and
Non-Executive)

Leonard R. Fuller, 65	46	None

W. Scott Hedrick, 66	42	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper, 65	48	JPMorgan Value Opportunities Fund, Inc.;
		The Swiss Helvetia Fund, Inc.

Merit E. Janow, 53	45	The NASDAQ Stock Market LLC;
		Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 56	42	None

Frank M. Sanchez, 68	42	None

Margaret Spellings, 54	42	None

Steadman Upham, Ph.D., 62	45	None

Ambassador Richard G. Capen, Jr. and Richard G. Newman, trustees of the fund since the fund began, have retired from the board. The trustees thank Ambassador Capen and Mr. Newman for their dedication and service to the fund.

“Interested” trustees5
	Year first
	elected a
	trustee or	Principal occupation(s) during past five years and
Name, age and	officer of	positions held with affiliated entities or the
position with fund	the fund2	principal underwriter of the fund

Paul G. Haaga, Jr., 62	2009	Chairman of the Board, Capital Research
Vice Chairman of the Board		and Management Company; Senior Vice
		President — Fixed Income, Capital Research
		And Management Company

Kristine M. Nishiyama, 41	2009	Senior Vice President and Senior Counsel
President		— Fund Business Management Group, Capital
		Research and Management Company; Vice President
		and Senior Counsel, Capital Bank and Trust
		Company6

Abner D. Goldstine, 81	2009	Senior Vice President — Fixed Income,
		Capital Research and Management Company

“Interested” trustees5
	Number of
	portfolios
	in fund
	complex3
Name, age and	overseen by
position with fund	trustee	Other directorships4 held by trustee

Paul G. Haaga, Jr., 62	14	None
Vice Chairman of the Board

Kristine M. Nishiyama, 41	1	None
President

Abner D. Goldstine, 81	2	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Other officers
	Year first
	elected	Principal occupation(s) during past five years
Name, age and	an officer	and positions held with affiliated entities or the
position with fund	of the fund2	principal underwriter of the fund

Louise M. Moriarty, 52	2009	Vice President — Fixed Income, Capital Research
Senior Vice President		Company6

Karen F. Hall, 46	2009	Vice President — Fixed Income, Capital Research
Vice President		and Management Company

Belinda A. Heard, 49	2009	Vice President — Fixed Income, Capital Research
Vice President		and Management Company

Courtney R. Taylor, 36	2009	Assistant Vice President — Fund Business
Secretary		Management Group, Capital Research and
		Management Company

Brian C. Janssen, 39	2011	Senior Manager — Fund Accounting, Capital
Treasurer		Research and Management Company

Steven I. Koszalka, 47	2010	Vice President — Fund Business Management
Assistant Secretary		Group, Capital Research and Management Company

M. Susan Gupton, 38	2009	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

Dori Laskin, 60	2010	Vice President — Fund Business Management
Assistant Treasurer		Group, Capital Research and Management Company

1The term “independent” trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
2Trustees and officers of the fund serve until their resignation, removal or retirement.

3Capital Research and Management Company manages the American Funds, consisting of 33 funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 18 funds and serves as the underlying investment vehicle for certain variable insurance contracts; and American Funds Target Date Retirement Series,® which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs.

4This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

5“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).

6Company affiliated with Capital Research and Management Company.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Money Market Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Money Market Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2011, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 89% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 65% of 10-year periods and 75% of 20-year periods.* Our fund management fees have consistently been among the lowest in the industry.†

*Based on Class A share results for periods through 12/31/10. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
†Based on management fees for the 20-year period ended 12/31/10 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•	Growth funds
Emphasis on long-term growth through stocks
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•	Growth-and-income funds
Emphasis on long-term growth and dividends through stocks
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•	Equity-income funds
Emphasis on above-average income and growth through stocks and/or bonds
Capital Income Builder®
The Income Fund of America®

•	Balanced funds
Emphasis on long-term growth and current income through stocks and bonds
American Balanced Fund®
American Funds Global Balanced FundSM

•	Bond funds
Emphasis on current income through bonds
American Funds Mortgage FundSM
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•	Tax-exempt bond funds
Emphasis on tax-exempt current income through municipal bonds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New YorkSM
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•	Money market fund
American Funds Money Market Fund®

•	American Funds Target Date Retirement Series®

The Capital Group Companies
American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGEAR-959-1111P

Litho in USA AGD/CVR/10078-S30142

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer.  The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics.  Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Frank M. Sanchez, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members.  There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such.  Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2010	$28,000
2011	$31,000

b) Audit-Related Fees:
2010	None
2011	None

c) Tax Fees:
2010	$20,000
2011	$6,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2010	None
2011	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2010	None
2011	None

c) Tax Fees:
2010	$23,000
2011	$19,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2010	$2,000
2011	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee.  The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services.  Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $45,000 for fiscal year 2010 and $28,000 for fiscal year 2011. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: November 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, President and Principal Executive Officer

Date: November 30, 2011

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: November 30, 2011